Branden T. Burningham
                               Attorney at Law
                         455 East 500 South, Suite 205
                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA                 TELEPHONE:  (801) 363-7411
                                                FACSIMILE:  (801) 355-7126


June 17, 2005


Maryse Mills-Apenteng
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, DC 20549


Re: Wizzard Software Corporation, a Colorado corporation (the "Company")

    Amendment No. 2 to Registration Statement on Form SB-2
    Commission File No. 333-123715

    Post-effective Amendment No. 2 to Registration Statement on Form SB-2 Commission File No. 333-114791

    Annual Report on Form 10-KSB-A2 for the calendar year ended December 31,
    2004
    Commission File No. 0-33381

    Amended Quarterly Report on Form 10-QSB-A1 for the quarterly period ended March 31, 2005
    Commission File No. 0-33381


Dear Ms. Mills-Apenteng:

     Attached hereto are the above-referenced Forms, which have been prepared in response to the comment letter of Mark P. Shuman, dated June 7, 2005.
The margins of the amended Forms have been marked to indicate the revisions that have been made in response to the comment letter, with the numbers in the margins corresponding to the paragraph numbers of Mr. Shuman's letter and this letter. The paragraphs containing these revisions have also been marked with the standard and tags.

     1. In both of the amended Forms SB-2, the financial statements; Management's Discussion and Analysis disclosure; dilution figures; stock quotation information; and recent sales of unregistered securities disclosure have been updated through March 31, 2005. The director and executive officer disclosure has also been updated to address the appointment of William F. McLay as the Company's new Chief Financial Officer and the recent conversion by Maricopa Equity Management Corp. of an additional $25,000 of convertible notes into the Company's common stock. In addition, in both the amended Form 10-KSB and the amended Form 10-QSB, the number of shares outstanding has been updated to the most recent practicable date, as have the beneficial ownership tables in the amended Form 10-KSB.

     2. In both of the amended Forms SB-2, the subheading of the "Material Weakness" Risk Factor has been revised to state that the risk of a material weakness over internal controls is that the financial statements may contain errors. A new paragraph has also been added at the end of the Risk Factor to refer the reader to the additional disclosure under the caption "Management's Discussion and Analysis or Plan of Operation."

     3. The disclosure under the caption "Controls and Procedures" of the Company's Form 10-KSB-A2 states that the certifying officers have concluded that the disclosure controls and procedures are effective at the reasonable assurance level. This section also discusses the reasons for this conclusion. The final paragraph under the subheading "Liquidity and Capital Resources" has also been revised to summarize the costs of remedying the material weaknesses and to refer the reader to the "Controls and Procedures" section.

     4. The Form 10-KSB-A2 disclosure under "Controls and Procedures" has been clarified to state that the Company believes that the material weaknesses existed at December 31, 2004. The discussion of the steps taken in 2005 to remedy these weaknesses has also been expanded in accordance with the disclosure in the amended Forms SB-2.

     5. The disclosure under the caption "Controls and Procedures" of the Company's Form 10-QSB-A1 has been revised in accordance with Comment No. 5 of Mr. Shuman's letter.

     6. The "Controls and Procedures" discussion has also been revised to include the appropriate definition of "disclosure controls and procedures." This definition will conform to the disclosure requirements on a going-forward basis.

     7. The "Controls and Procedures" section has been further revised to state that the Company's disclosure controls and procedures are designed to provide reasonable assurance of achieving the Company's objectives and that the President/Treasurer has concluded that they are effective at the "reasonable assurance" level.

     8. The changes in the Company's internal controls over financial reporting during the first quarter of 2005 are discussed where indicated under the caption "Controls and Procedures," along with the hiring of William F. McLay as the Company's Chief Financial Officer at the beginning of the second quarter of 2005.

                                             Sincerely yours,

                                             /s/ Branden T. Burningham

                                             Branden T. Burningham